Related party transactions (Tables) - Alps Global Holding Berhad [Member]	12 Months Ended
Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of consolidated financial statements the related party transactions

	2024	2023
	USD	USD

Associates:
Alps Globemedics
Agent commission	120,189	137,164
Management fee income	12,916	13,479
Purchases	-	1,035

Related party:
Director
Agent commission	18,102	41,768
Consultancy fee	51,663	53,914
Acquisition of patent	707,028	-

Schedule of key management personnel
	2024	2023
	USD	USD

Fee	71,811	101,966
Salaries and other emoluments	162,726	150,056
Defined contribution plans	19,255	20,218

	253,792	272,240